Note 16 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred Income Tax Expense (Benefit), Total	$ 0	$ (1,367)
Operating Loss Carryforwards	620,400	637,400
Operating Loss Carryforwards Not Subject to Expiration	101,100
Non-US [Member]
Capitalized Research and Development Expense	5,400	2,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	576,300	593,300
State and Local Jurisdiction [Member] | PA Department of Revenue [Member]
Operating Loss Carryforwards	575,300
Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount	16,500	17,000
Orphan Drug Tax Credit [Member]
Tax Credit Carryforward, Amount	$ 600	$ 600